Shareholder Report, Line Graph (Details) 1014033_Franklin FTSE Japan ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Japan ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Japan ETF (NAV)
Accumulated Value	$ 13,393	$ 13,541	$ 10,920	$ 11,448	$ 12,337	$ 8,798	$ 9,475	$ 10,234	$ 10,000	$ 16,929
FTSE Japan Index-NR (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Japan Index-NR (USD)
Accumulated Value	13,144	13,360	10,727	11,251	12,113	8,648	9,324	10,161	10,000	$ 16,608
FTSE Japan Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Japan Capped Index-NR
Accumulated Value	$ 13,144	$ 13,287	$ 10,727	$ 11,251	$ 12,113	$ 8,648	$ 9,324	$ 10,089	$ 10,000	$ 16,608